Short-Term and Long-Term Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term and Long-Term Financial Liabilities [Abstract]
Schedule of Short-Term and Long-Term Financial Liabilities

As of June 30 2025 and December 31 2024 the details of the short-term and long-term financial liabilities are as follows:

	Conversion exercise price	Contractual interest rate %	Maturity date	2025	2024
Term loan, net	--	10.25%	Dec 11, 2025	469,889	846,398
Term loan, net	--	10.25%	Oct 11, 2025	421,060	833,334
Convertible notes, short term	$1.65	15.00%	July 10, 2025	3,233,045	2,876,163
Convertible notes, long term	$1.65	15.00%	July 10, 2028	76,067,004	70,119,275
Convertible notes, long term	$4.95	12.50%	July 10, 2029	2,798,143	-
Total financial liabilities, net				82,989,141	74,675,170

Of which classified as:
Current financial liabilities, net				4,123,994	4,555,895
Non-current financial liabilities, net				78,865,147	70,119,275

Schedule of Maturity Profile of Financial Liabilities

As at June 30 2025 and December 31 2024, maturity profile of financial liabilities consists of the following:

	June 30, 2025	Dec 31, 2024
2026	4,123,994	4,555,895
2027	-	-
2028	80,293,726	70,119,275
2029	4,043,394	-
Total	88,461,114	74,675,170